SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION

a)	Operating segments
IFRS 8, Operating Segments, requires operating segments to be determined based on internal reports that are regularly reviewed by the chief operating decision maker (“CODM”) for the purpose of allocating resources to the segment and to assessing its performance. On July 1, 2018, the partnership realigned its LP Investments segment (formerly referred to as Opportunistic) to include the corporate function of the Brookfield-sponsored real estate opportunity funds, previously included in the Corporate segment, to more closely align with how the partnership now presents financial information to the CODM and investors. As of December 31, 2018, the partnership’s operating segments are organized into four reportable segments: i) Core Office, ii) Core Retail, iii) LP Investments and iv) Corporate. All prior period segment disclosures have been recast to reflect the changes in the partnership’s operating segments. These segments are independently and regularly reviewed and managed by the Chief Executive Officer, who is considered the CODM.

b)	Basis of measurement
The CODM measures and evaluates the performance of the partnership’s operating segments based on funds from operations (“FFO”). This performance metric does not have standardized meanings prescribed by IFRS and therefore may differ from similar metrics used by other companies and organizations. Management believes that while not an IFRS measure, FFO is the most consistent metric to measure the partnership’s financial statements and for the purpose of allocating resources and assessing its performance.

The partnership defines FFO as net income, prior to fair value gains, net, depreciation and amortization of real estate assets, and income taxes less non-controlling interests of others in operating subsidiaries and properties share of these items. When determining FFO, the partnership also includes its proportionate share of the FFO of unconsolidated partnerships and joint ventures and associates.

b)	Reportable segment measures
The following summaries present certain financial information regarding the partnership’s operating segments for the year ended December 31, 2018, 2017, and 2016.

(US$ Millions)	Total revenue(1)			FFO
Years ended Dec. 31,	2018	2017	2016	2018	2017	2016
Core Office	$2,105	$2,147	$2,203	$520	$534	$620
Core Retail(2)	584	—	—	552	486	429
LP Investments	4,544	3,986	3,149	228	281	303
Corporate	6	2	—	(434)	(428)	(457)
Total	$7,239	$6,135	$5,352	$866	$873	$895

(1)
The partnership adopted IFRS 15 in 2018 using the modified retrospective method. The comparative information has not been restated and is reported under the accounting standards effective for those periods.

(2)
The current year represents revenue from Core Retail subsequent to the acquisition of GGP on August 28, 2018, when the partnership started consolidating Core Retail’s results. See Note 4, Acquisition of GGP Inc. for further information. The prior periods presented represent the partnership’s equity accounted interest in GGP prior to the acquisition, 34% as of December 31, 2017 and 29% as of December 31, 2016.

The following summary presents the detail of total revenue under IFRS 15 from the partnership’s operating segments for the year ended December 31, 2018:

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Year ended Dec. 31, 2018
Core Office	$1,604	$358	$17	$126	$2,105
Core Retail	400	111	—	73	584
LP Investments	2,233	337	1,896	78	4,544
Corporate	—	—	—	6	6
Total	$4,237	$806	$1,913	$283	$7,239

The following summary presents information about certain consolidated balance sheet items of the partnership, on a segmented basis, as of December 31, 2018 and 2017:

	Total assets		Total liabilities
(US$ Millions)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Core Office	$34,095	$33,795	$15,033	$16,791
Core Retail	29,658	8,844	13,749	—
LP Investments	58,610	41,471	41,604	26,630
Corporate	157	237	5,394	5,802
Total	$122,520	$84,347	$75,780	$49,223

The following summary presents a reconciliation of FFO to net income for the years ended December 31, 2018, 2017, and 2016:

(US$ Millions) Years ended Dec. 31,	2018	2017	2016
FFO(1)	$866	$873	$895
Depreciation and amortization of real estate assets	(264)	(244)	(212)
Fair value gains, net	2,466	1,254	692
Share of equity accounted income - non-FFO	114	82	139
Income tax benefit (expense)	(81)	(192)	575
Non-controlling interests of others in operating subsidiaries and properties - non-FFO	(1,123)	(1,398)	(296)
Net income attributable to unitholders(2)	1,978	375	1,793
Non-controlling interests of others in operating subsidiaries and properties	1,676	2,093	924
Net income	$3,654	$2,468	$2,717

(1)
FFO represents interests attributable to GP Units, LP Units, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units and BPR Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Units, Special LP Units and BPR Units are presented as non-controlling interests in the consolidated statements of income.

(2)
Includes net income attributable to general partner, limited partners, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units and BPR Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Units, Special LP Units and BPR Units are presented as non-controlling interests in the consolidated statements of income.

The following summary presents financial information by the partnership’s geographic regions in which it operates:

	Total revenue for the years ended Dec. 31,			Total non-current assets as at Dec. 31,
(US$ Millions)	2018	2017	2016	2018	2017
United States	$4,914	$4,127	$3,589	$84,648	$52,009
Canada	563	462	413	4,535	4,892
Australia	240	227	231	3,631	3,986
Europe	944	829	801	14,051	11,556
Brazil	113	134	165	1,901	2,037
China	7	1	2	389	522
India	247	161	130	3,142	2,362
South Korea	211	194	21	2,986	2,948
United Arab Emirates	—	—	—	123	123
Total	$7,239	$6,135	$5,352	$115,406	$80,435